Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	QT IMAGING HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40839
Entity Tax Identification Number	86-1728920
Entity Address, Address Line One	3 Hamilton Landing
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94949
City Area Code	650
Local Phone Number	276-7040
No Trading Symbol Flag	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value$0.0001 per share
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001844505
Trading Symbol	QTI
Security Exchange Name	NASDAQ